CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 619,944	$ 14,140
Accounts receivable, net	14,676	293,681
Capitalized IPO cost		441,027
Inventory, at cost	1,116,500	989,592
Prepaid expenses	431,495	169,145
Current portion of loan to shareholders	405,687	161,362
Total current assets	2,588,302	2,068,947
Deposits	32,373	35,108
Finance right of use asset, net	3,352	7,624
Operating right of use asset, net	213,688	71,365
Non-current portion of loan to shareholders	328,642	581,413
Equipment, net	105,399	124,703
Intangible assets, net	339,032	371,634
Prepaid distribution cost	453,728	1,200,000
Deferred tax asset	890,857	471,020
Total assets	4,955,373	4,931,814
Current liabilities
Accounts payable and accrued expenses	1,479,983	2,287,002
Deferred revenue	0	161,038
Related party notes payable		194,474
Notes payable	421,596	1,405,254
Current portion of operating lease liability	144,245	63,581
Other liabilities	232,642	166,145
Total current liabilities	2,278,466	4,277,494
Accrued employee benefits, non-current	17,689	45,850
Operating lease liability, less current portion	40,109
Total liabilities	2,336,264	4,323,344
STOCKHOLDERS’ EQUITY
Ordinary shares, no par value; no authorization limit; 8,673,857 and 8,161,571 shares issued and outstanding at December 31, 2024 and 2023, respectively	11,619,117	6,976,753
Accumulated other comprehensive loss	(204,718)	(158,650)
Accumulated deficit	(8,795,290)	(6,209,633)
Total stockholders’ equity	2,619,109	608,470
Total liabilities and stockholders’ equity	$ 4,955,373	$ 4,931,814